SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss before income tax	$ (24,621)	$ (10,886)	$ (35,401)	$ (20,989)	$ (6,184)
Theoretical tax rate of 12.5%			(4,425)	(2,624)	(1,701)
Non-deductible expenditure and others			2,984	3,254	335
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized			1,441	(630)	1,366
Income tax / (benefit)